March 4, 2003

VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
450 5th Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re: 497(j): Frank Russell Investment Company -- Post Effective Amendment No. 66 Under the 1933 Act and Amendment No. 66 Under the 1940 Act File No. 2-71299, 1933 Act; File No. 811-3153, 1940 Act

Ladies and Gentlemen:

I serve as Legal Counsel to Frank Russell Investment Company (the "Registrant). I also serve as an officer of the Registrant.

As Legal Counsel, I have reviewed the Registrant's Post-Effective Amendment No. 66 to its Registration Statement. I hereby certify that the form of prospectuses and the Fund of Funds Statement of Additional Information which would have been filed pursuant to Paragraph (c) of Rule 497 do not differ from that contained in the Post-Effective Amendment No. 66 and are therefore eligible for filing pursuant to Paragraph (j) of Rule 497. The Non-Fund of Funds Statement of Additional Information which will be used after the effective date differs from that filed in Post-Effective Amendment No. 66 and will be filed pursuant to Rule 497(c) concurrently herewith.

I further certify that the text of Post-Effective Amendment No. 66 was filed electronically with the Securities and Exchange Commission under Paragraph (a) of Rule 485 of the Securities Act of 1933 on February 27, 2003 and was declared effective on February 28, 2003.

Sincerely,

/s/ Mary Beth Rhoden

Mary Beth Rhoden
Staff Counsel